Retirement Benefit Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-qualified deferred compensation plan
Disclosure of defined benefit plans [line items]
Accrued (gain)/cost	$ (4,037)	$ (3,386)
Pension Benefits
Disclosure of defined benefit plans [line items]
Accrued (gain)/cost	(173)	(207)	$ 359	$ 417
Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Accrued (gain)/cost	1,253	1,131	$ 1,097	$ 1,405
Retirement benefit obligations
Disclosure of defined benefit plans [line items]
Accrued (gain)/cost	$ (5,117)	$ (4,310)